Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Shareholders' Equity [Abstract]
Shareholders' Equity

16.SHAREHOLDERS’ EQUITY

Share-Based Compensation

Restricted Share Units

A summary of activity related to restricted share units (“RSUs”) during the three-month period ended March 31, 2023, is presented below:

Unvested Shares
Outstanding at December 31, 2022	955,999
Granted	403,026
Forfeited	(13,835)
Vested and issued	(325,490)
Outstanding at March 31, 2023	1,019,700

The weighted average grant-date fair value per share for the common shares underlying the RSUs granted during the three-month period ended March 31, 2023 was $133.46.

Recipients of the Company’s RSUs who participate in the Company’s Nonqualified Deferred Compensation Plan may have elected in years prior to 2015 to defer some or all of their RSUs as they vest until a specified date or dates they choose. At the end of the deferral periods, unless a qualified participant makes certain other elections, the Company issues to recipients who deferred their RSUs common shares of the Company underlying the deferred RSUs. At March 31, 2023 and 2022, the Company had 62,201 and 81,712 vested deferred RSUs outstanding, respectively.

Performance-Based Restricted Share Units

A summary of activity related to performance-based restricted share units (“PSUs”) during the three-month period ended March 31, 2023, is presented below:

Unvested Shares
Outstanding at December 31, 2022	341,850
Granted	105,581
Vested and issued	(140,498)
Outstanding at March 31, 2023	306,933

During the three months ended March 31, 2023, the Company’s Compensation Committee granted PSUs with three-year performance-based metrics that the Company must meet before those awards may be earned, and the performance period for those grants ends on December 31, 2025. The Compensation Committee will determine the achievement of performance results and corresponding vesting of PSUs for each performance period. The weighted average grant-date fair value per share for the common shares underlying all PSUs granted during the three-month period ended March 31, 2023 was $133.30.

Deferred Share Units

A summary of activity related to deferred share units (“DSUs”) during the three-month period ended March 31, 2023, is presented below:

Vested Shares
Outstanding at December 31, 2022	26,536
Granted	3,945
Outstanding at March 31, 2023	30,481

The DSUs consist of a combination of DSU grants outstanding under the Progressive Waste share-based compensation plans that were continued by the Company following the Progressive Waste acquisition and DSUs granted by the Company since the Progressive Waste acquisition. The weighted average grant-date fair value per share for the common shares underlying the DSUs granted during the three-month period ended March 31, 2023 was $136.47.

Other Restricted Share Units

RSU grants outstanding under the Progressive Waste share-based compensation plans were continued by the Company following the Progressive Waste acquisition and allow for the issuance of shares or cash settlement to employees upon vesting. A summary of activity related to Progressive Waste RSUs during the three-month period ended March 31, 2023, is presented below:

Outstanding at December 31, 2022	57,829
Cash settled	(5,803)
Outstanding at March 31, 2023	52,026

No RSUs under the Progressive Waste share-based compensation plans were granted subsequent to June 1, 2016.  All remaining RSUs were vested as of March 31, 2019.

Share-Based Options

Share-based options outstanding under the Progressive Waste share-based compensation plans were continued by the Company following the Progressive Waste acquisition and allow for the issuance of shares or cash settlement to employees upon vesting. A summary of activity related to Progressive Waste share-based options during the three-month period ended March 31, 2023, is presented below:

Outstanding at December 31, 2022	43,570
Cash settled	—
Outstanding at March 31, 2023	43,570

No share-based options under the Progressive Waste share-based compensation plans were granted subsequent to June 1, 2016. All outstanding share-based options were vested as of December 31, 2017.

Employee Share Purchase Plan

On May 15, 2020, the Company’s shareholders approved the 2020 Employee Share Purchase Plan (the “ESPP”). Under the ESPP, qualified employees may elect to have payroll deductions withheld from their eligible compensation on each payroll date in amounts equal to or greater than one percent (1%) but not in excess of ten percent (10%) of eligible compensation in order to purchase the Company’s common shares under certain terms and subject to certain restrictions set forth in the ESPP. The exercise price is equal to 95% of the closing price of the Company’s common shares on the last day of the relevant offering period, provided, however, that such exercise price will not be less than 85% of the volume weighted average price of the Company’s common shares as reflected on the Toronto Stock Exchange (the “TSX”) over the final five trading days of such offering period. The maximum number of shares that may be issued under the ESPP is 1,000,000. Under the ESPP, employees purchased 14,594 of the Company’s common shares for $1,841 during the three months ended March 31, 2023. Under the ESPP, employees purchased 12,015 of the Company’s common shares for $1,554 during the three months ended March 31, 2022.

Normal Course Issuer Bid

On July 26, 2022, the Board of Directors of the Company approved, subject to receipt of regulatory approvals, the annual renewal of the Company’s normal course issuer bid (the “NCIB”) to purchase up to 12,859,066 of the Company’s common shares during the period of August 10, 2022 to August 9, 2023 or until such earlier time as the NCIB is completed or terminated at the option of the Company. The renewal followed the conclusion of the Company’s NCIB that expired August 9, 2022. The Company received TSX approval for its annual renewal of the NCIB on August 8, 2022.  Under the NCIB, the Company may make share repurchases only in the open market, including on the New York Stock Exchange (the “NYSE”), the TSX, and/or alternative Canadian trading systems, at the prevailing market price at the time of the transaction.

In accordance with TSX rules, any daily repurchases made through the TSX and alternative Canadian trading systems is limited to a maximum of 85,956 common shares, which represents 25% of the average daily trading volume on the TSX of 343,825 common shares for the period from February 1, 2022 to July 31, 2022. The TSX rules also allow the Company to purchase, once a week, a block of common shares not owned by any insiders, which may exceed such daily limit. The maximum number of shares that can be purchased per day on the NYSE will be 25% of the average daily trading volume for the four calendar weeks preceding the date of purchase, subject to certain exceptions for block purchases.

The timing and amounts of any repurchases pursuant to the NCIB will depend on many factors, including the Company’s capital structure, the market price of the common shares and overall market conditions. All common shares purchased under the NCIB shall be immediately cancelled following their repurchase.

For the three months ended March 31, 2023, the Company did not repurchase any common shares pursuant to the NCIB in effect during that period.  For the three months ended March 31, 2022, the Company repurchased 3,388,155 common shares pursuant to the NCIB in effect during that period at an aggregate cost of $424,999.  As of March 31, 2023, the remaining maximum number of shares available for repurchase under the current NCIB was 12,859,066.

Cash Dividend

In November 2022, the Company announced that its Board of Directors increased its regular quarterly cash dividend by $0.025, from $0.23 to $0.255 per Company common share. Cash dividends of $65,788 and $59,391 were paid during the three months ended March 31, 2023 and 2022, respectively.

14.   SHAREHOLDERS’ EQUITY

Employee Share Purchase Plan

On May 15, 2020, the Company’s shareholders approved the ESPP. Under the ESPP, qualified employees may elect to have payroll deductions withheld from their eligible compensation on each payroll date in amounts equal to or greater than one percent (1%) but not in excess of ten percent (10%) of eligible compensation in order to purchase the Company’s common shares under certain terms and subject to certain restrictions set forth in the ESPP. The exercise price is equal to 95% of the closing price of the Company’s common shares on the last day of the relevant offering period; provided, however, that such exercise price will not be less than 85% of the volume weighted average price of the Company’s common shares as reflected on the TSX over the final five trading days of such offering period. The maximum number of shares that may be issued under the ESPP is 1,000,000. Under the ESPP, employees purchased 26,582 of the Company’s common shares for $3,270 during the year ended December 31, 2022.  Under the ESPP, employees purchased 10,813 of the Company’s common shares for $1,222 during the year ended December 31, 2021.

Cash Dividend

The Board of Directors of the Company authorized the initiation of a quarterly cash dividend in October 2010 and has increased it on an annual basis. In November 2022, the Company announced that its Board of Directors increased its regular quarterly cash dividend by $0.025, from $0.23 to $0.255 per Company common share. Cash dividends of $243,013, $220,203 and $199,883 were paid during the years ended December 31, 2022, 2021 and 2020, respectively.

Normal Course Issuer Bid

On July 26, 2022, the Board of Directors of the Company approved, subject to receipt of regulatory approvals, the annual renewal of the Company’s normal course issuer bid (the “NCIB”) to purchase up to 12,859,066 of the Company’s common shares during the period of August 10, 2022 to August 9, 2023 or until such earlier time as the NCIB is completed or terminated at the option of the Company. The renewal followed the conclusion of the Company’s NCIB that expired August 9, 2022. The Company received TSX approval for its annual renewal of the NCIB on August 8, 2022. Under the NCIB, the Company may make share repurchases only in the open market, including on the NYSE, the TSX, and/or alternative Canadian trading systems, at the prevailing market price at the time of the transaction.

In accordance with TSX rules, any daily repurchases made through the TSX and alternative Canadian trading systems is limited to a maximum of 85,956 common shares, which represents 25% of the average daily trading volume on the TSX of 343,825 common shares for the period from February 1, 2022 to July 31, 2022. The TSX rules also allow the Company to purchase, once a week, a block of common shares not owned by any insiders, which may exceed such daily limit. The maximum number of shares that can be purchased per day on the NYSE will be 25% of the average daily trading volume for the four calendar weeks preceding the date of purchase, subject to certain exceptions for block purchases.

The timing and amounts of any repurchases pursuant to the NCIB will depend on many factors, including the Company’s capital structure, the market price of the common shares and overall market conditions. All common shares purchased under the NCIB will be immediately cancelled following their repurchase.

For the year ended December 31, 2022, the Company repurchased 3,388,155 common shares pursuant to the NCIB in effect during that period at an aggregate cost of $424,999. For the year ended December 31, 2021, the Company repurchased 3,003,822 common shares pursuant to the NCIB in effect during that period at an aggregate cost of $338,993.  For the year ended December 31, 2020, the Company repurchased 1,271,977 common shares pursuant to the NCIB in effect during that period at an aggregate cost of $105,654. As of December 31, 2022, the remaining maximum number of shares available for repurchase under the NCIB was 12,859,066.

Common Shares

The Company is authorized to issue an unlimited number of common shares, that have no par value, and uses reserved but unissued common shares to satisfy its obligations under its equity-based compensation plans. As of December 31, 2022, the Company has reserved the following common shares for issuance:

For outstanding RSUs, PSUs and warrants	2,233,831
For future grants under the 2016 Incentive Award Plan	3,262,941
For future grants under the Employee Share Purchase Plan	948,011
6,444,783

Common Shares Held in Trust

Common shares held in trust at December 31, 2022 consist of 65,459 shares of the Company held in a trust that were acquired by Progressive Waste prior to June 1, 2016 for the benefit of its U.S. and Canadian employees participating in certain share-based compensation plans. A total of 735,171 common shares were held in the trust on June 1, 2016 when it was acquired by the Company in the Progressive Waste acquisition. Common shares held in trust are classified as treasury shares in the Company’s Consolidated Balance Sheets. The Company will sell shares out of the trust and remit cash or shares to employees and non-employee directors as restricted share units vest and deferred share units settle, under the Progressive Waste share-based compensation plans that were continued by the Company. During the years ended December 31, 2022, 2021 and 2020, the Company sold 5,203, 3,522 and 7,330 common shares held in the trust, respectively, to settle vested restricted share units and deferred share units.

Special Shares

The Company is authorized to issue an unlimited number of special shares. Holders of special shares are entitled to one vote in matters of the Company for each special share held. The special shares carry no right to receive dividends or to receive the remaining property or assets of the Company upon dissolution or wind-up. At December 31, 2022, 2021 and 2020, no special shares were issued.

Preferred Shares

The Company is authorized to issue an unlimited number of preferred shares, issuable in series. Each series of preferred shares issued shall have rights, privileges, restrictions and conditions as determined by the Board of Directors prior to their issuance. Preferred shareholders are not entitled to vote, but take preference over the common shareholders rights in the remaining property and assets of the Company in the event of dissolution or wind-up. At December 31, 2022, 2021 and 2020, no preferred shares were issued.

Restricted Share Units, Performance-Based Restricted Share Units, Share Options and Share Purchase Warrants

In connection with the Progressive Waste acquisition, each Waste Connections US, Inc. restricted stock unit award, deferred restricted stock unit award and warrant outstanding immediately prior to the Progressive Waste acquisition was automatically converted into a restricted share unit award, deferred restricted share unit award or warrant, as applicable, relating to an equal number of common shares of the Company, on the same terms and conditions as were applicable immediately prior to the Progressive Waste acquisition under such equity award. Such conversion of equity awards was approved by the Company’s shareholders at its shareholder meeting as part of the shareholders’ approval of the Progressive Waste acquisition. At its meeting on June 1, 2016, the Company’s Board of Directors approved the assumption by the Company of the Waste Connections US, Inc. 2014 Incentive Plan Award (the “2014 Plan”), the Waste Connections US, Inc. Third Amended and Restated 2004 Equity Incentive Plan (the “2004 Plan”), and the Waste Connections US, Inc. Consultant Incentive Plan (the “Consultant Plan,” and, together with the 2014 Plan and the 2004 Plan, the “Assumed

Plans”) for the purposes of administering the Assumed Plans and the awards issued thereunder. No additional awards will be made under any of the Assumed Plans. Upon the vesting, expiration, exercise in accordance with their terms or other settlement of all of the awards made pursuant to an Assumed Plan, such Assumed Plan shall automatically terminate.  The 2014 Plan and the Consultant Plan have each automatically terminated.

Participation in the 2004 Plan was limited to employees, officers, directors and consultants. Restricted share units (“RSUs”) granted under the 2004 Plan generally vest in installments pursuant to a vesting schedule set forth in each agreement. The Board of Directors authorized the granting of awards under the 2004 Plan, and determined the employees and consultants to whom such awards were to be granted, the number of shares subject to each award, and the exercise price, term, vesting schedule and other terms and conditions of each award. RSU awards granted under the plan did not require any cash payment from the participant to whom an award was made. No grants have been made under the 2004 Plan since May 16, 2014 pursuant to the approval by the stockholders of the 2014 Plan on such date.

On June 1, 2016, the Company’s Board of Directors adopted the 2016 Incentive Award Plan (the “2016 Plan”), which was approved by Progressive Waste’s shareholders on May 26, 2016. On each of July 24, 2017 and 2018, the Board of Directors approved certain housekeeping amendments to the 2016 Plan. The 2016 Plan, as amended, is administered by the Company’s Compensation Committee and provides that the aggregate number of common shares which may be issued from treasury pursuant to awards made under the 2016 Plan is 7,500,000 common shares. Awards under the 2016 Plan may be made to employees, consultants and non-employee directors and may be made in the form of options, warrants, restricted shares, restricted share units, performance awards (which may be paid in cash, common shares, or a combination thereof), dividend equivalent awards (representing a right of the holder thereof to receive the equivalent value (which may be paid in cash or common shares) of dividends paid on common shares), and share payments (a payment in the form of common shares or an option or other right to purchase common shares as part of a bonus, defined compensation or other arrangement). Non-employee directors are also eligible to receive deferred share units, which represent the right to receive a cash payment or its equivalent in common shares (or a combination of cash and common shares), or which may at the time of grant be expressly limited to settlement only in cash and not in common shares.

Restricted Share Units

A summary of the Company’s RSU activity is presented below:

	Years Ended December 31,
	2022	2021	2020
Weighted average grant-date fair value of restricted share units granted	$121.26	$100.27	$101.79
Total fair value of restricted share units vested	$28,751	$26,711	$23,742

A summary of activity related to RSUs during the year ended December 31, 2022, is presented below:

		Weighted-Average
		Grant Date Fair
	Unvested Shares	Value Per Share
Outstanding at December 31, 2021	861,695	$95.63
Granted	483,281	$121.26
Forfeited	(70,126)	$110.86
Vested and issued	(318,851)	$90.17
Outstanding at December 31, 2022	955,999	$109.29

Recipients of the Company’s RSUs who participate in the Company’s Nonqualified Deferred Compensation Plan may have elected in years prior to 2015 to defer some or all of their RSUs as they vest until a specified date or dates they choose. At the end of the deferral periods, unless a qualified participant makes certain other elections, the Company issues to recipients who deferred their RSUs common shares of the Company underlying the deferred RSUs. At December 31, 2022, 2021 and 2020, the Company had 81,352, 100,861 and 177,760 vested deferred RSUs outstanding, respectively.

Performance-Based Restricted Share Units

A summary of the Company’s PSU activity is presented below:

	Years Ended December 31,
	2022	2021	2020
Weighted average grant-date fair value of PSUs granted	$117.94	$96.99	$87.19
Total fair value of PSUs vested	$4,674	$10,954	$15,628

A summary of activity related to PSUs during the year ended December 31, 2022, is presented below:

		Weighted-Average
		Grant Date Fair
	Unvested Shares	Value Per Share
Outstanding at December 31, 2021	392,043	$91.63
Granted	95,038	$117.94
Forfeited	(87,554)	$80.70
Vested and issued	(57,677)	$81.04
Outstanding at December 31, 2022	341,850	$103.53

During the year ended December 31, 2022, the Company’s Compensation Committee granted PSUs with three-year performance-based metrics that the Company must meet before those awards may be earned, and the performance period for those grants ends on December 31, 2024.  During the year ended December 31, 2021, the Company’s Compensation Committee granted PSUs with three-year performance-based metrics that the Company must meet before those awards may be earned, and the performance period for those grants ends on December 31, 2023.  During the year ended December 31, 2020, the Company’s Compensation Committee granted PSUs with three-year performance-based metrics that the Company was required to meet before those awards were earned, and the performance period for those grants ended on December 31, 2022. During the same period, the Company’s Compensation Committee also granted PSUs with a one-year performance-based metric that the Company was required to meet before those awards were earned, with the awards then subject to time-based vesting for the remaining three years of their four-year vesting period.  The Compensation Committee determines the achievement of performance results and corresponding vesting of PSUs for each performance period.

Share Purchase Warrants

The Company has outstanding share purchase warrants issued under the 2016 Plan. Warrants to purchase the Company’s common shares were issued to certain consultants to the Company. Warrants issued were fully vested and exercisable at the date of grant. Warrants outstanding at December 31, 2022, expire between 2023 and 2027.

A summary of warrant activity during the year ended December 31, 2022, is presented below:

		Weighted-Average
	Warrants	Exercise Price
Outstanding at December 31, 2021	578,405	$104.82
Granted	380,478	$138.33
Forfeited	(65,331)	$80.49
Exercised	(38,922)	$78.24
Outstanding at December 31, 2022	854,630	$122.81

The following table summarizes information about warrants outstanding as of December 31, 2022 and 2021:

			Fair Value of
	Warrants		Warrants	Outstanding at December 31,
Grant Date	Issued	Exercise Price	Issued	2022	2021
Throughout 2017	35,382	$53.65 to $69.96	$595	—	1,521
Throughout 2018	163,995	$70.91 to $80.90	$2,591	45,024	112,756
Throughout 2019	151,008	$74.25 to $95.61	$2,634	66,977	101,977
Throughout 2020	164,890	$72.65 to $104.89	$3,140	146,386	146,386
Throughout 2021	218,166	$99.33 to $135.97	$5,584	215,765	215,765
Throughout 2022	380,478	$125.32 to $143.95	$12,972	380,478	—
				854,630	578,405

Deferred Share Units

A summary of the Company’s deferred share units (“DSUs”) activity is presented below:

	Years Ended December 31,
	2022	2021	2020
Weighted average grant-date fair value of DSUs granted	$121.00	$99.80	$103.81
Total fair value of DSUs awarded	$253	$285	$272

The DSUs consist of a combination of DSU grants outstanding under the Progressive Waste share-based compensation plans that were continued by the Company following the Progressive Waste acquisition and DSUs granted by the Company since the Progressive Waste acquisition.

A summary of activity related to DSUs during the year ended December 31, 2022, is presented below:

		Weighted-Average
		Grant Date Fair
	Vested Shares	Value Per Share
Outstanding at December 31, 2021	24,442	$64.05
Granted	2,094	$121.00
Outstanding at December 31, 2022	26,536	$68.55

Other Restricted Share Units

RSU grants outstanding under the Progressive Waste share-based compensation plans were continued by the Company following the Progressive Waste acquisition and allow for the issuance of shares or cash settlement to employees upon vesting. A summary of activity related to Progressive Waste RSUs during the year ended December 31, 2022, is presented below:

Outstanding at December 31, 2021	63,032
Cash settled	(5,203)
Outstanding at December 31, 2022	57,829

No RSUs under the Progressive Waste share-based compensation plans were granted subsequent to June 1, 2016.  All remaining RSUs were vested as of December 31, 2019.

Share-Based Options

Share-based options outstanding under the Progressive Waste share-based compensation plans were continued by the Company following the Progressive Waste acquisition and allow for the issuance of shares or cash settlement to employees upon vesting. A summary of activity related to Progressive Waste share-based options during the year ended December 31, 2022, is presented below:

Outstanding at December 31, 2021	45,869
Cash settled	(2,299)
Outstanding at December 31, 2022	43,570

No share-based options under the Progressive Waste share-based compensation plans were granted subsequent to June 1, 2016. All outstanding share-based options were vested as of December 31, 2017.